Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	SFr (1,679)	SFr (1,721)
Derivatives designated as hedging instruments	1,564	1,550
Fair value hedges | Interest rate derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Hedged items			SFr 423
Derivatives designated as hedging instruments			(415)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			8
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	119
Cash flow hedges | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net	1	(20)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	134	85	(76)
Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(70)	3	(85)
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(33)	4	(95)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(32)	(27)	(48)
Cash flow hedges | Foreign exchange derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(30)	(7)	(37)
Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(2)	(16)	(5)
Cash flow hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	0	(4)	(6)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	458	(138)	133
Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	10	0	(2)
Bank | Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	(1,679)	(1,721)
Derivatives designated as hedging instruments	1,564	1,550
Bank | Fair value hedges | Interest rate derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Hedged items			423
Derivatives designated as hedging instruments			(415)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			8
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	119
Bank | Cash flow hedges | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net	1	(20)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	134	85	(76)
Bank | Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(70)	3	(85)
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(33)	(5)	(86)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(32)	(23)	(42)
Bank | Cash flow hedges | Foreign exchange derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(30)	(7)	(37)
Bank | Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(2)	(16)	(5)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	451	(133)	131
Bank | Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	SFr 10	SFr 0	SFr (2)